Operating Expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis Of Income And Expense [Abstract]
Summary of Operating Expenses

The table presents operating expenses by nature (in USD thousands):

	For the year ended December 31,
	2021	2020	2019
Changes in inventories of finished goods and work in progress	$568	$(259)	$729
Raw materials and consumables used	(9,650)	(3,843)	(3,180)
Employee benefit expenses	(53,802)	(36,732)	(27,237)
Social charges	(8,373)	(6,983)	(4,218)
COVID—salaries reimbursement	—	1,129	—
Research tax credit	1,597	763	447
Share-based compensation	(8,514)	(1,359)	(717)
Depreciation	(2,517)	(1,758)	(1,546)
Amortization	(1,092)	(632)	(367)
Professional fees	(11,318)	(5,371)	(5,357)
Office expenses	(5,333)	(2,006)	(2,774)
Travel	(1,576)	(1,361)	(4,416)
Marketing	—	(972)	(1,761)
Licenses	(2,021)	(1,647)	(996)
Less: capitalized software development costs ("Note 17 - Intangible assets”)	3,858	2,436	—
Other expense	(13,874)	(7,099)	(6,240)
Total	$(112,047)	$(65,694)	$(57,633)

Summary of Depreciation and Amortization have Charged in Expense

Depreciation and amortization have been charged in the following expense categories (in USD thousands):

	For the year ended December 31,
	2021		2020		2019
	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
Cost of revenue	$—	$(483)	$—	$(111)	$—	$—
Research and development costs	(1,028)	—	(727)	—	(624)	—
Selling and marketing costs	(744)	—	(543)	—	(550)	—
General and administrative costs	(745)	(609)	(488)	(521)	(372)	(367)
Total	$(2,517)	$(1,092)	$(1,758)	$(632)	$(1,546)	$(367)

Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation from the Operating Expense

The table presents employee costs by function, which consists of “Employee benefit expenses”, “Social charges” and “Share-based compensation” from the operating expense table (in USD thousands):

	For the year ended December 31,
	2021	2020	2019
Research and development costs	$23,899	$16,109	$10,622
Selling and marketing costs	21,659	12,085	10,579
General and administrative costs	25,131	16,880	10,244
Total	$70,689	$45,074	$31,445